PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS, NET - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 3,392
Depreciation during the year	690	$ 340
Ending Balance	5,532	3,392
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,286	1,604
Additions during the year	2,615	1,597
Additions from business combination		1,074
Foreign currency translation	276	11
Ending Balance	7,177	4,286
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	894	531
Depreciation during the year	690	340
Foreign currency translation	61	23
Ending Balance	1,645	894
Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,629
Ending Balance	2,293	1,629
Buildings and improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,675	78
Additions during the year	705	577
Additions from business combination		1,074
Foreign currency translation	97	(54)
Ending Balance	2,477	1,675
Buildings and improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	46	2
Depreciation during the year	132	44
Foreign currency translation	6	0
Ending Balance	184	46
Greenhouse production equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,000
Ending Balance	1,842	1,000
Greenhouse production equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,534	820
Additions during the year	1,123	679
Additions from business combination		0
Foreign currency translation	104	35
Ending Balance	2,761	1,534
Greenhouse production equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	534	338
Depreciation during the year	350	181
Foreign currency translation	35	15
Ending Balance	919	534
Greenhouse structure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	604
Ending Balance	1,151	604
Greenhouse structure [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	884	683
Additions during the year	648	174
Additions from business combination		0
Foreign currency translation	63	27
Ending Balance	1,595	884
Greenhouse structure [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	280	186
Depreciation during the year	147	87
Foreign currency translation	17	7
Ending Balance	444	280
Computer, software and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	148
Ending Balance	198	148
Computer, software and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	174	5
Additions during the year	95	167
Additions from business combination		0
Foreign currency translation	10	2
Ending Balance	279	174
Computer, software and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	26	1
Depreciation during the year	52	25
Foreign currency translation	3	0
Ending Balance	81	26
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	11
Ending Balance	48	11
Motor vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	19	18
Additions during the year	44	0
Additions from business combination		0
Foreign currency translation	2	1
Ending Balance	65	19
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8	4
Depreciation during the year	9	3
Foreign currency translation	0	1
Ending Balance	$ 17	$ 8